Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Summary of Detailed Information about Trade and Other Receivables
The Company’s trade and other receivables are comprised of the following:

	June 30, 2022	June 30, 2021
Trade receivables	$50,851	$23,441
Derivative asset	—	257
Other receivables	2,235	730
Allowance for doubtful accounts	(364)	(315)
	$52,722	$24,113